Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Amortization expense	$ 17,999	$ 17,999